Investment properties - Summary of income and expenses on investment property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Rental income from investment property, net of direct operating expense [abstract]
Rental income	₩ 28,708	₩ 24,472	₩ 33,366
Direct operating expenses for investment properties that generated rental income	₩ 11,385	₩ 12,905	₩ 16,980